Financial instruments - Hedging reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Hedging Reserve of cash flow hedges [Roll Forward]
Balance at beginning of the year	$ (125)	$ 23
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	512	(3,386)
Losses (gains) reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	(130)	3,238
Deferred income tax expense	(68)	0
Balance at end of the year	$ 189	$ (125)